Information of income and expense for each operating segment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information of income and expense for each operating segment [Line Items]
Net interest income		₩ 9,882,700	₩ 9,737,964	₩ 8,580,089
Net fees and commission income		2,382,933	2,140,519	1,938,997
Reversal of (provision for) ACL		(1,382,179)	(980,692)	(747,877)
General and administrative expenses		(5,212,473)	(5,134,674)	(4,741,575)
Other income (expense), net		(741,245)	(716,867)	(530,220)
Operating income		4,929,736	5,046,250	4,499,414
Equity method income (loss)		159,533	53,287	17,488
Income tax expense (benefit)		1,255,795	1,269,124	1,268,345
Profit for the year		3,498,076	3,642,384	3,198,265
Controlling interest	[1]	3,414,595	3,403,497	3,156,722
Non-controlling interests		83,481	238,887	41,543
Banking
Information of income and expense for each operating segment [Line Items]
Net interest income		6,037,632	5,989,462	5,707,813
Net fees and commission income		822,408	950,389	850,646
Reversal of (provision for) ACL		(690,084)	(389,004)	(250,134)
General and administrative expenses		(3,237,641)	(3,177,158)	(3,098,629)
Other income (expense), net		(130,488)	(211,882)	(163,104)
Operating income		2,801,827	3,161,807	3,046,592
Equity method income (loss)		(811)	(764)	(977)
Income tax expense (benefit)		673,972	718,650	832,494
Profit for the year		1,999,002	2,256,652	2,195,263
Controlling interest		1,998,563	2,256,576	2,194,950
Non-controlling interests		439	76	313
Banking | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income		6,037,205	5,995,097	5,714,568
Net fees and commission income		859,225	974,636	872,631
Banking | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		427	(5,635)	(6,755)
Net fees and commission income		(36,817)	(24,247)	(21,985)
Credit card
Information of income and expense for each operating segment [Line Items]
Net interest income		1,755,039	1,753,966	1,583,100
Net fees and commission income		483,486	403,259	433,043
Reversal of (provision for) ACL		(483,883)	(566,415)	(466,447)
General and administrative expenses		(698,796)	(745,848)	(751,580)
Other income (expense), net		(169,304)	(33,204)	74,954
Operating income		886,542	811,758	873,070
Income tax expense (benefit)		251,357	205,863	225,837
Profit for the year		703,305	609,582	629,307
Controlling interest		703,204	609,350	630,993
Non-controlling interests		101	232	(1,686)
Credit card | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income		1,809,149	1,781,266	1,602,849
Net fees and commission income		531,394	436,523	464,342
Credit card | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(54,110)	(27,300)	(19,749)
Net fees and commission income		(47,908)	(33,264)	(31,299)
Securities
Information of income and expense for each operating segment [Line Items]
Net interest income		517,044	457,852	429,095
Net fees and commission income		544,183	351,303	388,944
Reversal of (provision for) ACL		(111,796)	1,325	(9,226)
General and administrative expenses		(565,485)	(511,418)	(493,906)
Other income (expense), net		(11,348)	(59,006)	17,963
Operating income		372,598	240,056	332,870
Equity method income (loss)		37,760	18,163	15,228
Income tax expense (benefit)		48,464	68,311	95,438
Profit for the year		154,531	220,764	251,268
Controlling interest		154,772	220,850	251,265
Non-controlling interests		(241)	(86)	3
Securities | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income		526,167	450,268	423,156
Net fees and commission income		553,308	361,526	400,227
Securities | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		(9,123)	7,584	5,939
Net fees and commission income		(9,125)	(10,223)	(11,283)
Life insurance
Information of income and expense for each operating segment [Line Items]
Net interest income		1,608,953	1,647,795	761,742
Net fees and commission income		162,284	167,324	69,780
Reversal of (provision for) ACL		(12,236)	(797)	(13,400)
General and administrative expenses		(463,439)	(443,013)	(227,740)
Other income (expense), net		(727,530)	(786,103)	(409,151)
Operating income		568,032	585,206	181,231
Equity method income (loss)		(1,244)	(1,296)	(1,026)
Income tax expense (benefit)		156,698	187,608	50,429
Profit for the year		457,116	395,325	131,021
Controlling interest		457,116	395,325	131,021
Life insurance | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income		1,605,575	1,647,988	762,978
Net fees and commission income		173,865	175,171	77,145
Life insurance | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		3,378	(193)	(1,236)
Net fees and commission income		(11,581)	(7,847)	(7,365)
Others
Information of income and expense for each operating segment [Line Items]
Net interest income		166,622	127,564	95,618
Net fees and commission income		368,350	272,244	198,828
Reversal of (provision for) ACL		(85,951)	(25,030)	(10,238)
General and administrative expenses		(372,591)	(335,090)	(263,046)
Other income (expense), net		260,873	129,272	80,857
Operating income		337,303	168,960	102,019
Equity method income (loss)		29,644	12,265	6,909
Income tax expense (benefit)		94,094	73,213	59,556
Profit for the year		273,575	100,259	49,168
Controlling interest		273,575	100,259	49,168
Others | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income		114,290	103,161	76,538
Net fees and commission income		265,141	192,663	124,652
Others | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		52,332	24,403	19,080
Net fees and commission income		103,209	79,581	74,176
Consolidation adjustment
Information of income and expense for each operating segment [Line Items]
Net interest income		(202,590)	(238,675)	2,721
Net fees and commission income		2,222	(4,000)	(2,244)
Reversal of (provision for) ACL		1,771	(771)	1,568
General and administrative expenses		125,479	77,853	93,326
Other income (expense), net		36,552	244,056	(131,739)
Operating income		(36,566)	78,463	(36,368)
Equity method income (loss)		94,184	24,919	(2,646)
Income tax expense (benefit)		31,210	15,479	4,591
Profit for the year		(89,453)	59,802	(57,762)
Controlling interest		(172,635)	(178,863)	(100,675)
Non-controlling interests		83,182	238,665	42,913
Consolidation adjustment | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income		(209,686)	(239,816)	0
Net fees and commission income				0
Consolidation adjustment | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income		7,096	1,141	2,721
Net fees and commission income		₩ 2,222	₩ (4,000)	₩ (2,244)

[1]	The increase in reserve for credit losses, W25,608 million, due to the business combination with Orange Life insurance and Asia Trust for the year ended December 31, 2019 is excluded.